Operating segments - Geographical (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Revenue	$ 103,877	$ 105,723
Non-current assets	121,284	110,793
China
Disclosure of geographical areas [line items]
Revenue	54,267	47,132
Non-current assets	27,577	21,663
Germany
Disclosure of geographical areas [line items]
Revenue	23,032	30,604
U.S.
Disclosure of geographical areas [line items]
Revenue	8,010	13,228
Non-current assets	4,107	4,836
UK
Disclosure of geographical areas [line items]
Revenue	7,876	2,794
Belgium
Disclosure of geographical areas [line items]
Revenue	2,673	5,408
Japan
Disclosure of geographical areas [line items]
Revenue	2,695	2,743
Canada
Disclosure of geographical areas [line items]
Revenue	1,259	441
Non-current assets	88,128	82,665
Denmark
Disclosure of geographical areas [line items]
Revenue	1,171	1,701
Non-current assets	1,472	1,629
France
Disclosure of geographical areas [line items]
Revenue	1,090	287
Taiwan
Disclosure of geographical areas [line items]
Revenue	1,008	216
Norway
Disclosure of geographical areas [line items]
Revenue	436	478
Spain
Disclosure of geographical areas [line items]
Revenue	128	20
Netherlands
Disclosure of geographical areas [line items]
Revenue	38	115
Finland
Disclosure of geographical areas [line items]
Revenue	36	65
Switzerland
Disclosure of geographical areas [line items]
Revenue	0	359
Other countries
Disclosure of geographical areas [line items]
Revenue	$ 158	$ 132